Other operating expenses	12 Months Ended
Jun. 30, 2022
Other operating expenses [Abstract]
Other operating expenses
Note 7.  Other operating expenses

	Consolidated
	Year ended 30 June 2022	Year ended 30 June 2021 (restated*)	Year ended 30 June 2020 (restated*)
	US$’000	US$’000	US$’000

Insurance	5,065	95	44
Advertising, marketing and sponsorship	305	29	7
Office rental and expenses	177	92	18
Site expenses	1,644	170	30
Charitable donations	464	-	-
Filing fees	462	1	-
Site identification costs	258	-	-
Non-refundable sales tax	2,469	-	-
Other expenses	861	79	84

	11,705	466	183